Advances from The FHLB - Additional Information (Detail) (USD $)	12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Weighted Average [Member]	Dec. 31, 2012 Weighted Average [Member]	Dec. 31, 2011 Original Credit Agreement [Member]	Dec. 31, 2011 Restructuring [Member]	Dec. 31, 2013 Federal Home Loan Bank Advances [Member]	Dec. 31, 2012 Federal Home Loan Bank Advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances with FHLB			$ 313,000,000	$ 337,400,000		$ 250,000,000
Weighted-average interest rates on FHLB	1.33%	1.41%
Reduction for amortization of fair value adjustment on FHLB advances							227,000	436,000
Federal home loan bank advances, weighted average interest rate					1.77%	1.44%
Federal home loan bank advances, maturity term					4 years 8 months 12 days	8 months 12 days
Federal home loan bank advances, Payment for prepayment penalty	1,187,000	2,770,000				4,700,000
Amortization of deferred prepayment penalty	1,600,000	1,600,000
Additional capacity to borrow from FHLB	280,000,000
Unused credit lines with financial institutions	$ 30,000,000